Provisions	6 Months Ended
Jun. 30, 2020
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m	€m
Balance as of January 1, 2020	7.4	1.2	6.9	31.3	46.8
Additional provision in the period	4.6	—	0.1	8.1	12.8
Release of provision	—	—	(0.4)	(0.5)	(0.9)
Utilization of provision	(2.5)	(0.2)	—	(5.6)	(8.3)
Foreign exchange	—	—	—	(0.3)	(0.3)
Balance as of June 30, 2020	9.5	1.0	6.6	33.0	50.1

Analysis of total provisions:				June 30, 2020	December 31, 2019
Current				44.0	40.9
Non-current				6.1	5.9
Total				50.1	46.8
Updates since December 31, 2019
Restructuring
The €9.5 million (December 31, 2019: €7.4 million) provision relates to committed plans for certain restructuring activities of an exceptional nature which are due to be completed within the next 12 months. An additional provision of €4.6 million was made and €2.5 million has been utilized in the six months ended June 30, 2020, relating to reorganization activities across the Company, primarily as part of the factory optimization program as discussed in Note 6.
Other
Other provisions include €5.4 million (December 31, 2019: €8.3 million) related to employer taxes on the LTIP which become payable on the issuance of shares (see Note 15). An additional provision of €1.6 million was made and €4.2 million has been utilized in the six months ended June 30, 2020.